Goodwill and Intangible Assets, Net - Schedule of Goodwill Activity (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 26, 2020	Dec. 28, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Beginning Balance	$ 1,018	$ 1,018
Additions	0	0
Ending Balance	$ 1,018	$ 1,018